FINANCIAL EXPENSES NET (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Expenses Net [Abstract]
Income from investments	$ 24	$ 32	$ 26
Interest expense and other bank charges	(300)	(314)	(355)
Losses from hedging transactions in connection with the ratiopharm acquisition	0	0	0
Foreign Currency Transaction (Gain) Losses - net	(30)	(8)	(25)
Other Than Temporary Impairment of Securities	0	0	0
Gain From Interest Rate Swap Transaction	0		(32)
Other Finance Expenses	(7)	(109)	0
Financial expenses-net	$ (313)	$ (399)	$ (386)